Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.8%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	60,033	1,738,549
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,074,090	9,741,998
Total Alternative Strategies Funds (Cost $12,885,320)		11,480,547

Common Stocks 2.6%
Issuer	Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.0%
United Internet AG	752	26,372
Entertainment 0.1%
Nexon Co., Ltd.	3,000	83,612
Nintendo Co., Ltd.	200	108,138
Total		191,750
Interactive Media & Services 0.0%
REA Group Ltd.	602	50,063
Media 0.1%
Publicis Groupe SA	538	18,692
WPP PLC	4,933	39,401
Total		58,093
Wireless Telecommunication Services 0.0%
KDDI Corp.	1,800	48,699
Total Communication Services		374,977
Consumer Discretionary 0.3%
Auto Components 0.1%
Cie Generale des Etablissements Michelin CSA	783	84,565
Continental AG	311	33,044
Total		117,609
Distributors 0.0%
Jardine Cycle & Carriage Ltd.	3,000	39,024
Household Durables 0.1%
Berkeley Group Holdings PLC	1,669	87,753
Sekisui House Ltd.	4,500	74,760
Sony Corp.	1,100	91,703
Total		254,216
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.0%
Don Quijote Holdings Co., Ltd.	600	12,731
Next PLC	245	18,504
Wesfarmers Ltd.	645	20,879
Total		52,114
Specialty Retail 0.1%
Industria de Diseno Textil SA	209	5,160
Kingfisher PLC(b)	21,372	79,482
Yamada Holdings Co., Ltd.	14,500	70,699
Total		155,341
Textiles, Apparel & Luxury Goods 0.0%
Pandora A/S	1,368	108,523
Total Consumer Discretionary		726,827
Consumer Staples 0.3%
Beverages 0.1%
Carlsberg A/S, Class B	617	78,125
Coca-Cola European Partners PLC	1,456	51,994
Total		130,119
Food & Staples Retailing 0.1%
Coles Group Ltd.	7,872	98,339
Koninklijke Ahold Delhaize NV	3,268	89,595
Lawson, Inc.	500	22,973
Welcia Holdings Co., Ltd.	1,400	54,826
Total		265,733
Food Products 0.0%
Nestlé SA, Registered Shares	635	71,423
Household Products 0.0%
Essity AB, Class B	822	23,791
Personal Products 0.0%
Unilever PLC	116	6,611
Tobacco 0.1%
British American Tobacco PLC	2,931	92,899
Imperial Brands PLC	371	5,872
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan Tobacco, Inc.	400	7,531
Swedish Match AB	1,415	106,384
Total		212,686
Total Consumer Staples		710,363
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Lundin Energy AB	3,666	70,083
OMV AG	671	15,511
Royal Dutch Shell PLC, Class B	3,838	46,284
Santos Ltd.	9,434	31,362
Total		163,240
Total Energy		163,240
Financials 0.4%
Banks 0.1%
BNP Paribas SA(b)	2,447	85,339
Chiba Bank Ltd. (The)	10,100	52,169
DBS Group Holdings Ltd.	2,500	37,240
Japan Post Bank Co., Ltd.	6,500	51,842
Mediobanca Banca di Credito Finanziario SpA	1,568	11,132
Sumitomo Mitsui Trust Holdings, Inc.	1,900	51,086
Total		288,808
Capital Markets 0.1%
Nomura Holdings, Inc.	14,700	65,833
Singapore Exchange	11,000	69,766
Standard Life Aberdeen PLC	21,129	61,565
Total		197,164
Insurance 0.2%
Ageas SA/NV	1,002	40,350
Allianz SE, Registered Shares	645	113,620
Assicurazioni Generali SpA	3,962	53,147
CNP Assurances(b)	2,419	27,283
Direct Line Insurance Group PLC	12,701	43,405
Japan Post Insurance Co., Ltd.	4,000	63,404
NN Group NV	947	32,956
Swiss Life Holding AG, Registered Shares	226	76,024
Total		450,189
Total Financials		936,161
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.3%
Biotechnology 0.0%
BeiGene Ltd., ADR(b)	119	35,286
CSL Ltd.	181	36,645
Total		71,931
Health Care Providers & Services 0.0%
Fresenius Medical Care AG & Co. KGaA	1,042	79,569
Medipal Holdings Corp.	800	14,261
Total		93,830
Pharmaceuticals 0.3%
Astellas Pharma, Inc.	6,500	89,134
Bayer AG, Registered Shares	778	36,559
GlaxoSmithKline PLC	6,179	103,180
Hikma Pharmaceuticals PLC	715	23,247
Ipsen SA	203	18,489
Novartis AG, Registered Shares	1,950	151,949
Orion Oyj, Class B	1,499	64,157
Roche Holding AG, Genusschein Shares	583	187,336
Total		674,051
Total Health Care		839,812
Industrials 0.4%
Building Products 0.0%
Cie de Saint-Gobain(b)	154	5,999
Construction & Engineering 0.1%
Bouygues SA	2,240	73,457
Obayashi Corp.	8,700	72,805
Skanska AB, Class B	2,598	48,727
Total		194,989
Electrical Equipment 0.1%
Schneider Electric SE	1,100	133,657
Machinery 0.0%
GEA Group AG	2,893	96,348
KONE OYJ, Class B	285	22,690
Total		119,038
Marine 0.0%
Kuehne & Nagel International AG	175	34,976

2	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.1%
Adecco Group AG, Registered Shares	1,789	87,722
Randstad NV(b)	1,606	80,134
Wolters Kluwer NV	534	43,236
Total		211,092
Road & Rail 0.0%
Aurizon Holdings Ltd.	12,573	33,339
Trading Companies & Distributors 0.1%
Ferguson PLC	192	19,069
ITOCHU Corp.	4,200	100,878
Marubeni Corp.	14,000	73,097
Total		193,044
Total Industrials		926,134
Information Technology 0.2%
IT Services 0.1%
Capgemini SE	483	55,771
Fujitsu Ltd.	700	82,820
Total		138,591
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics NV	317	9,670
Tokyo Electron Ltd.	300	80,523
Total		90,193
Software 0.1%
Check Point Software Technologies Ltd.(b)	329	37,361
Sage Group PLC (The)	8,678	71,402
Trend Micro, Inc.	1,400	78,421
Total		187,184
Technology Hardware, Storage & Peripherals 0.0%
Logitech International SA	1,263	106,252
Total Information Technology		522,220
Materials 0.2%
Chemicals 0.1%
Mitsubishi Chemical Holdings Corp.	1,400	7,879
Nitto Denko Corp.	1,400	98,358
Yara International ASA	427	14,943
Total		121,180
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.0%
CRH PLC	1,243	43,495
LafargeHolcim Ltd., Registered Shares(b)	171	7,339
Total		50,834
Metals & Mining 0.1%
BHP Group Ltd.	1,595	38,235
Fortescue Metals Group Ltd.	9,108	111,423
Rio Tinto PLC	2,268	128,281
Total		277,939
Total Materials		449,953
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.0%
Stockland	18,001	48,676
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd.	7,500	34,826
Henderson Land Development Co., Ltd.	8,000	28,257
Hulic Co., Ltd.	2,400	22,231
Nomura Real Estate Holdings, Inc.	1,600	27,946
Total		113,260
Total Real Estate		161,936
Utilities 0.1%
Electric Utilities 0.1%
Endesa SA	3,501	93,929
Gas Utilities 0.0%
Naturgy Energy Group SA	1,386	25,749
Independent Power and Renewable Electricity Producers 0.0%
Meridian Energy Ltd.	5,906	20,700
Uniper SE	1,317	39,338
Total		60,038
Multi-Utilities 0.0%
AGL Energy Ltd.	7,776	68,153
Veolia Environnement SA	429	7,985
Total		76,138
Total Utilities		255,854
Total Common Stocks (Cost $5,895,828)		6,067,477

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2020 (Unaudited)
Equity Funds 18.4%
	Shares	Value ($)
International 3.4%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	183,561	2,993,880
Columbia Overseas Core Fund, Institutional 3 Class(a)	442,032	3,965,021
Columbia Overseas Value Fund, Institutional 3 Class(a)	151,080	1,167,851
Total		8,126,752
U.S. Large Cap 14.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	131,533	3,750,003
Columbia Disciplined Core Fund, Institutional 3 Class(a)	785,721	9,350,079
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	610,905	6,451,161
Columbia Disciplined Value Fund, Institutional 3 Class(a)	797,109	6,488,463
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	471,740	7,033,643
Total		33,073,349
U.S. Small Cap 1.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	62,644	1,172,701
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	40,835	1,154,000
Columbia Small Cap Index Fund, Institutional 3 Class(a)	7,543	148,136
Total		2,474,837
Total Equity Funds (Cost $40,129,134)		43,674,938

Fixed Income Funds 58.6%

Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	269,025	2,986,171
High Yield 2.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	146,642	1,686,387
Columbia Income Opportunities Fund, Institutional 3 Class(a)	508,507	4,856,242
Total		6,542,629
Fixed Income Funds (continued)
	Shares	Value ($)
Inflation Protected Securities —%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	—	—
Investment Grade 54.5%
Columbia Corporate Income Fund, Institutional 3 Class(a)	1,510,892	17,042,865
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,094,298	11,325,988
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	297,359	3,050,908
Columbia Quality Income Fund, Institutional 3 Class(a)	1,496,987	33,906,759
Columbia Short Term Bond Fund, Institutional 3 Class(a)	1,654,040	16,573,480
Columbia Total Return Bond Fund, Institutional 3 Class(a)	367,706	14,447,148
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,706,781	32,914,451
Total		129,261,599
Total Fixed Income Funds (Cost $132,242,115)		138,790,399

Money Market Funds 14.6%

Columbia Government Money Market Fund, Institutional 3 Class, 0.011%(a),(c)	805,450	805,450
Columbia Short-Term Cash Fund, 0.128%(a),(c)	33,834,550	33,831,167
Total Money Market Funds (Cost $34,639,615)		34,636,617
Total Investments in Securities (Cost: $225,792,012)		234,649,978
Other Assets & Liabilities, Net		2,377,760
Net Assets		237,027,738

At October 31, 2020, securities and/or cash totaling $2,376,675 were pledged as collateral.
4	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
100,000 AUD	71,227 USD	JPMorgan	11/19/2020	931	—
122,000 DKK	19,131 USD	JPMorgan	11/19/2020	38	—
22,000 EUR	25,856 USD	JPMorgan	11/19/2020	225	—
20,000 GBP	26,025 USD	JPMorgan	11/19/2020	112	—
2,696,000 JPY	25,858 USD	JPMorgan	11/19/2020	102	—
70,573 USD	100,000 AUD	JPMorgan	11/19/2020	—	(277)
19,260 USD	122,000 DKK	JPMorgan	11/19/2020	—	(167)
25,859 USD	22,000 EUR	JPMorgan	11/19/2020	—	(228)
25,969 USD	20,000 GBP	JPMorgan	11/19/2020	—	(56)
25,591 USD	2,696,000 JPY	JPMorgan	11/19/2020	165	—
Total				1,573	(728)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	71	12/2020	EUR	2,100,890	—	(276,818)
FTSE 100 Index	8	12/2020	GBP	445,080	—	(44,568)
FTSE/MIB Index	5	12/2020	EUR	447,525	—	(53,023)
Russell 2000 Index E-mini	8	12/2020	USD	614,720	—	(2,169)
U.S. Treasury 10-Year Note	187	12/2020	USD	25,846,906	—	(231,230)
U.S. Ultra Treasury Bond	38	12/2020	USD	8,170,000	—	(295,404)
Total					—	(903,212)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	(36)	12/2020	USD	(3,211,020)	186,458	—
MSCI Emerging Markets Index	(59)	12/2020	USD	(3,250,605)	—	(61,813)
S&P 500 Index E-mini	(4)	12/2020	USD	(652,940)	13,100	—
TOPIX Index	(8)	12/2020	JPY	(125,840,000)	9,273	—
Total					208,831	(61,813)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	2.190	USD	2,323,000	16,039	—	—	16,039	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.661	USD	9,863,000	(57,350)	—	—	—	(57,350)
Total								(41,311)	—	—	16,039	(57,350)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	589,800	141,990	(835,024)	103,234	—	—	(151,450)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	3,474,101	589,940	(416,278)	102,240	3,750,003	—	143,318	—	131,533
Columbia Contrarian Europe Fund, Institutional 3 Class
	954,762	306,475	(1,176,612)	(84,625)	—	—	3,720	3,429	—
Columbia Corporate Income Fund, Institutional 3 Class
	15,516,441	1,302,247	(287,631)	511,808	17,042,865	—	32,426	333,785	1,510,892
Columbia Disciplined Core Fund, Institutional 3 Class
	8,667,152	1,572,333	(918,919)	29,513	9,350,079	—	149,846	—	785,721
Columbia Disciplined Growth Fund, Institutional 3 Class
	5,964,849	995,518	(1,093,364)	584,158	6,451,161	—	256,161	—	610,905
Columbia Disciplined Value Fund, Institutional 3 Class
	6,324,160	1,310,901	(687,818)	(458,780)	6,488,463	—	(107,924)	—	797,109
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,813,243	378,817	(137,879)	(68,010)	2,986,171	—	(3,449)	72,531	269,025
Columbia Emerging Markets Fund, Institutional 3 Class
	2,424,546	528,856	(341,785)	382,263	2,993,880	—	200,068	—	183,561
Columbia Government Money Market Fund, Institutional 3 Class, 0.011%
	294,114	682,345	(171,009)	—	805,450	—	—	668	805,450
Columbia High Yield Bond Fund, Institutional 3 Class
	1,682,577	113,351	(59,538)	(50,003)	1,686,387	—	(3,292)	63,718	146,642
Columbia Income Opportunities Fund, Institutional 3 Class
	4,405,522	726,458	(90,975)	(184,763)	4,856,242	—	(1,867)	152,151	508,507
Columbia Inflation Protected Securities Fund
	4,462,253	55,953	(4,274,545)	(243,661)	—	—	221,733	34,288	—
Columbia Limited Duration Credit Fund, Institutional 3 Class
	10,440,178	871,960	(190,880)	204,730	11,325,988	—	(119)	151,988	1,094,298
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	3,053,685	179,024	(217,420)	35,619	3,050,908	—	(9,946)	91,225	297,359
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	1,767,365	—	—	(28,816)	1,738,549	—	—	—	60,033
Columbia Multi-Asset Income Fund, Institutional 3 Class
	9,934,893	428,179	—	(621,074)	9,741,998	—	—	428,180	1,074,090
Columbia Overseas Core Fund, Institutional 3 Class
	2,522,703	1,804,873	(308,691)	(53,864)	3,965,021	26,108	(2,278)	—	442,032
Columbia Overseas Value Fund, Institutional 3 Class
	864,999	497,279	(88,529)	(105,898)	1,167,851	6,375	(14,585)	—	151,080
Columbia Quality Income Fund, Institutional 3 Class
	32,262,087	2,661,235	(1,357,344)	340,781	33,906,759	—	2,335	708,714	1,496,987
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	6,412,639	1,368,416	(715,107)	(32,305)	7,033,643	182,797	172,064	65,378	471,740
6	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Select Small Cap Value Fund, Institutional 3 Class
	—	1,200,000	(23,540)	(3,759)	1,172,701	—	(75)	—	62,645
Columbia Short Term Bond Fund, Institutional 3 Class
	15,715,831	1,234,615	(352,448)	(24,518)	16,573,480	—	(2,961)	300,554	1,654,040
Columbia Short-Term Cash Fund, 0.128%
	29,872,121	19,014,326	(15,051,312)	(3,968)	33,831,167	—	(42)	123,384	33,834,550
Columbia Small Cap Growth Fund I, Institutional 3 Class
	—	1,200,000	(23,541)	(22,459)	1,154,000	—	(449)	—	40,835
Columbia Small Cap Index Fund, Institutional 3 Class
	163,695	2,046	—	(17,605)	148,136	1,959	—	86	7,542
Columbia Total Return Bond Fund, Institutional 3 Class
	13,430,843	780,392	(394,423)	630,336	14,447,148	—	10,540	280,092	367,706
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	29,617,399	4,143,027	(1,841,276)	995,301	32,914,451	—	126,251	360,441	2,706,781
Total	213,631,958			1,915,875	228,582,501	217,239	1,020,025	3,170,612

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020	7

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 5.0%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	117,214	3,394,527
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	2,379,583	21,582,818
Total Alternative Strategies Funds (Cost $27,933,670)		24,977,345

Common Stocks 1.9%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
United Internet AG	1,151	40,364
Entertainment 0.1%
Nexon Co., Ltd.	4,600	128,206
Nintendo Co., Ltd.	300	162,207
Total		290,413
Interactive Media & Services 0.0%
REA Group Ltd.	921	76,592
Media 0.0%
Publicis Groupe SA	823	28,593
WPP PLC	7,548	60,288
Total		88,881
Wireless Telecommunication Services 0.0%
KDDI Corp.	2,800	75,754
Total Communication Services		572,004
Consumer Discretionary 0.2%
Auto Components 0.0%
Cie Generale des Etablissements Michelin CSA	1,198	129,385
Continental AG	476	50,576
Total		179,961
Distributors 0.0%
Jardine Cycle & Carriage Ltd.	4,600	59,837
Household Durables 0.1%
Berkeley Group Holdings PLC	2,554	134,285
Sekisui House Ltd.	6,900	114,632
Sony Corp.	1,700	141,723
Total		390,640
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.0%
Don Quijote Holdings Co., Ltd.	900	19,097
Next PLC	375	28,322
Wesfarmers Ltd.	991	32,078
Total		79,497
Specialty Retail 0.1%
Industria de Diseno Textil SA	321	7,926
Kingfisher PLC(b)	32,838	122,124
Yamada Holdings Co., Ltd.	22,300	108,730
Total		238,780
Textiles, Apparel & Luxury Goods 0.0%
Pandora A/S	2,093	166,037
Total Consumer Discretionary		1,114,752
Consumer Staples 0.2%
Beverages 0.0%
Carlsberg A/S, Class B	944	119,530
Coca-Cola European Partners PLC	2,227	79,526
Total		199,056
Food & Staples Retailing 0.1%
Coles Group Ltd.	12,042	150,432
Koninklijke Ahold Delhaize NV	5,004	137,189
Lawson, Inc.	800	36,756
Welcia Holdings Co., Ltd.	2,200	86,155
Total		410,532
Food Products 0.0%
Nestlé SA, Registered Shares	972	109,329
Household Products 0.0%
Essity AB, Class B	1,257	36,382
Personal Products 0.0%
Unilever PLC	178	10,144
Tobacco 0.1%
British American Tobacco PLC	4,484	142,122
Imperial Brands PLC	567	8,974
8	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan Tobacco, Inc.	600	11,297
Swedish Match AB	2,164	162,695
Total		325,088
Total Consumer Staples		1,090,531
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Lundin Energy AB	5,607	107,188
OMV AG	1,027	23,741
Royal Dutch Shell PLC, Class B	5,870	70,788
Santos Ltd.	14,436	47,991
Total		249,708
Total Energy		249,708
Financials 0.3%
Banks 0.1%
BNP Paribas SA(b)	3,760	131,129
Chiba Bank Ltd. (The)	15,500	80,062
DBS Group Holdings Ltd.	3,800	56,604
Japan Post Bank Co., Ltd.	10,000	79,757
Mediobanca Banca di Credito Finanziario SpA	2,400	17,040
Sumitomo Mitsui Trust Holdings, Inc.	2,900	77,974
Total		442,566
Capital Markets 0.1%
Nomura Holdings, Inc.	22,600	101,213
Singapore Exchange	16,800	106,551
Standard Life Aberdeen PLC	32,346	94,249
Total		302,013
Insurance 0.1%
Ageas SA/NV	1,533	61,732
Allianz SE, Registered Shares	986	173,688
Assicurazioni Generali SpA	6,088	81,666
CNP Assurances(b)	3,700	41,731
Direct Line Insurance Group PLC	19,515	66,691
Japan Post Insurance Co., Ltd.	6,100	96,692
NN Group NV	1,449	50,427
Swiss Life Holding AG, Registered Shares	346	116,390
Total		689,017
Total Financials		1,433,596
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.3%
Biotechnology 0.0%
BeiGene Ltd., ADR(b)	182	53,966
CSL Ltd.	277	56,081
Total		110,047
Health Care Providers & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	1,594	121,721
Medipal Holdings Corp.	1,200	21,391
Total		143,112
Pharmaceuticals 0.2%
Astellas Pharma, Inc.	9,900	135,758
Bayer AG, Registered Shares	1,190	55,919
GlaxoSmithKline PLC	9,459	157,951
Hikma Pharmaceuticals PLC	1,094	35,570
Ipsen SA	312	28,417
Novartis AG, Registered Shares	2,985	232,599
Orion Oyj, Class B	2,293	98,139
Roche Holding AG, Genusschein Shares	892	286,628
Total		1,030,981
Total Health Care		1,284,140
Industrials 0.3%
Building Products 0.0%
Cie de Saint-Gobain(b)	236	9,193
Construction & Engineering 0.1%
Bouygues SA	3,430	112,482
Obayashi Corp.	13,300	111,299
Skanska AB, Class B	3,992	74,872
Total		298,653
Electrical Equipment 0.0%
Schneider Electric SE	1,690	205,346
Machinery 0.0%
GEA Group AG	4,426	147,402
KONE OYJ, Class B	436	34,712
Total		182,114
Marine 0.0%
Kuehne & Nagel International AG	268	53,563

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.1%
Adecco Group AG, Registered Shares	2,737	134,206
Randstad NV(b)	2,457	122,596
Wolters Kluwer NV	817	66,150
Total		322,952
Road & Rail 0.0%
Aurizon Holdings Ltd.	19,239	51,015
Trading Companies & Distributors 0.1%
Ferguson PLC	295	29,300
ITOCHU Corp.	6,400	153,718
Marubeni Corp.	21,500	112,256
Total		295,274
Total Industrials		1,418,110
Information Technology 0.2%
IT Services 0.1%
Capgemini SE	742	85,677
Fujitsu Ltd.	1,100	130,146
Total		215,823
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics NV	485	14,795
Tokyo Electron Ltd.	500	134,205
Total		149,000
Software 0.1%
Check Point Software Technologies Ltd.(b)	504	57,234
Sage Group PLC (The)	13,334	109,711
Trend Micro, Inc.	2,100	117,632
Total		284,577
Technology Hardware, Storage & Peripherals 0.0%
Logitech International SA	1,933	162,616
Total Information Technology		812,016
Materials 0.1%
Chemicals 0.0%
Mitsubishi Chemical Holdings Corp.	2,100	11,819
Nitto Denko Corp.	2,100	147,538
Yara International ASA	654	22,887
Total		182,244
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.0%
CRH PLC	1,901	66,519
LafargeHolcim Ltd., Registered Shares(b)	262	11,245
Total		77,764
Metals & Mining 0.1%
BHP Group Ltd.	2,440	58,491
Fortescue Metals Group Ltd.	13,937	170,498
Rio Tinto PLC	3,470	196,268
Total		425,257
Total Materials		685,265
Real Estate 0.0%
Equity Real Estate Investment Trusts (REITS) 0.0%
Stockland	27,531	74,446
Real Estate Management & Development 0.0%
CK Asset Holdings Ltd.	11,500	53,400
Henderson Land Development Co., Ltd.	12,000	42,385
Hulic Co., Ltd.	3,700	34,273
Nomura Real Estate Holdings, Inc.	2,400	41,919
Total		171,977
Total Real Estate		246,423
Utilities 0.1%
Electric Utilities 0.1%
Endesa SA	5,355	143,671
Gas Utilities 0.0%
Naturgy Energy Group SA	2,122	39,423
Independent Power and Renewable Electricity Producers 0.0%
Meridian Energy Ltd.	9,075	31,806
Uniper SE	2,024	60,456
Total		92,262
Multi-Utilities 0.0%
AGL Energy Ltd.	11,893	104,236
Veolia Environnement SA	656	12,210
Total		116,446
Total Utilities		391,802
Total Common Stocks (Cost $9,040,519)		9,298,347

10	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2020 (Unaudited)
Equity Funds 28.3%
	Shares	Value ($)
International 6.6%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	392,470	6,401,185
Columbia Overseas Core Fund, Institutional 3 Class(a)	2,227,812	19,983,472
Columbia Overseas Value Fund, Institutional 3 Class(a)	666,270	5,150,266
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	123,882	1,460,576
Total		32,995,499
U.S. Large Cap 19.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	503,276	14,348,397
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,994,813	23,738,270
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	1,119,459	11,821,483
Columbia Disciplined Value Fund, Institutional 3 Class(a)	2,577,398	20,980,024
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	153,126	8,304,038
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,281,977	19,114,270
Total		98,306,482
U.S. Small Cap 1.9%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	122,710	2,297,137
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	78,985	2,232,099
Columbia Small Cap Index Fund, Institutional 3 Class(a)	260,679	5,119,737
Total		9,648,973
Total Equity Funds (Cost $133,668,037)		140,950,954

Fixed Income Funds 49.6%

Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	773,739	8,588,508
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 3.5%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,831,166	17,487,635
Investment Grade 44.4%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,264,760	25,546,490
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,157,280	11,977,852
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	735,220	7,543,359
Columbia Quality Income Fund, Institutional 3 Class(a)	3,034,313	68,727,185
Columbia Short Term Bond Fund, Institutional 3 Class(a)	2,482,857	24,878,225
Columbia Total Return Bond Fund, Institutional 3 Class(a)	670,196	26,332,002
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,592,715	55,847,411
Total		220,852,524
Total Fixed Income Funds (Cost $235,657,130)		246,928,667

Money Market Funds 13.9%

Columbia Government Money Market Fund, Institutional 3 Class, 0.011%(a),(c)	1,857,815	1,857,815
Columbia Short-Term Cash Fund, 0.128%(a),(c)	67,387,932	67,381,193
Total Money Market Funds (Cost $69,241,842)		69,239,008
Total Investments in Securities (Cost: $475,541,198)		491,394,321
Other Assets & Liabilities, Net		6,597,235
Net Assets		497,991,556

At October 31, 2020, securities and/or cash totaling $6,821,125 were pledged as collateral.
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
153,000 AUD	108,976 USD	JPMorgan	11/19/2020	1,424	—
187,000 DKK	29,324 USD	JPMorgan	11/19/2020	58	—
34,000 EUR	39,959 USD	JPMorgan	11/19/2020	347	—
31,000 GBP	40,338 USD	JPMorgan	11/19/2020	174	—
4,641,000 JPY	44,513 USD	JPMorgan	11/19/2020	176	—
107,977 USD	153,000 AUD	JPMorgan	11/19/2020	—	(424)
29,522 USD	187,000 DKK	JPMorgan	11/19/2020	—	(257)
39,964 USD	34,000 EUR	JPMorgan	11/19/2020	—	(352)
40,251 USD	31,000 GBP	JPMorgan	11/19/2020	—	(87)
44,053 USD	4,641,000 JPY	JPMorgan	11/19/2020	284	—
Total				2,463	(1,120)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	162	12/2020	EUR	4,793,580	—	(631,612)
FTSE 100 Index	53	12/2020	GBP	2,948,655	—	(295,263)
FTSE/MIB Index	16	12/2020	EUR	1,432,080	—	(169,674)
Russell 2000 Index E-mini	31	12/2020	USD	2,382,040	—	(8,404)
S&P 500 Index E-mini	119	12/2020	USD	19,424,965	—	(390,318)
U.S. Treasury 10-Year Note	351	12/2020	USD	48,514,781	—	(434,020)
U.S. Ultra Treasury Bond	71	12/2020	USD	15,265,000	—	(553,175)
Total					—	(2,482,466)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	(56)	12/2020	USD	(4,994,920)	290,046	—
MSCI Emerging Markets Index	(140)	12/2020	USD	(7,713,300)	—	(146,676)
Total					290,046	(146,676)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	2.190	USD	5,385,000	37,178	—	—	37,178	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.661	USD	23,840,000	(138,622)	—	—	—	(138,622)
Total								(101,444)	—	—	37,178	(138,622)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
12	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	1,818,392	117,429	(2,423,279)	487,458	—	—	(625,769)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	15,110,258	393,134	(1,259,833)	104,838	14,348,397	—	585,522	—	503,276
Columbia Contrarian Europe Fund, Institutional 3 Class
	10,985,462	633,880	(11,322,522)	(296,820)	—	—	(3,055)	31,370	—
Columbia Corporate Income Fund, Institutional 3 Class
	24,801,760	919,750	(906,287)	731,267	25,546,490	—	50,972	516,160	2,264,760
Columbia Disciplined Core Fund, Institutional 3 Class
	26,661,915	581,069	(2,568,074)	(936,640)	23,738,270	—	893,984	—	1,994,813
Columbia Disciplined Growth Fund, Institutional 3 Class
	13,027,718	245,192	(2,280,693)	829,266	11,821,483	—	573,132	—	1,119,459
Columbia Disciplined Value Fund, Institutional 3 Class
	24,504,610	1,088,907	(2,247,999)	(2,365,494)	20,980,024	—	(179,454)	—	2,577,398
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	9,845,044	358,035	(1,453,506)	(161,065)	8,588,508	—	(192,167)	231,802	773,739
Columbia Emerging Markets Fund, Institutional 3 Class
	6,310,174	274,950	(780,431)	596,492	6,401,185	—	517,599	—	392,470
Columbia Government Money Market Fund, Institutional 3 Class, 0.011%
	1,026,952	1,204,266	(373,403)	—	1,857,815	—	—	1,827	1,857,815
Columbia Income Opportunities Fund, Institutional 3 Class
	18,443,318	749,904	(839,908)	(865,679)	17,487,635	—	(29,101)	589,756	1,831,166
Columbia Inflation Protected Securities Fund
	5,147,202	38,064	(4,888,392)	(296,874)	—	—	268,170	38,063	—
Columbia Large Cap Growth Fund, Institutional 3 Class
	8,785,740	219,503	(1,323,255)	622,050	8,304,038	—	715,582	—	153,126
Columbia Limited Duration Credit Fund, Institutional 3 Class
	11,784,069	522,198	(555,683)	227,268	11,977,852	—	(15,877)	165,742	1,157,280
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	7,648,451	426,885	(620,878)	88,901	7,543,359	—	1,675	228,430	735,220
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	3,450,790	—	—	(56,263)	3,394,527	—	—	—	117,214
Columbia Multi-Asset Income Fund, Institutional 3 Class
	22,010,164	948,606	—	(1,375,952)	21,582,818	—	—	948,606	2,379,583
Columbia Overseas Core Fund, Institutional 3 Class
	11,495,880	11,691,480	(2,061,310)	(1,142,578)	19,983,472	95,385	(235,846)	—	2,227,812
Columbia Overseas Value Fund, Institutional 3 Class
	5,875,351	377,450	(83,848)	(1,018,687)	5,150,266	29,388	6,591	—	666,270
Columbia Pacific/Asia Fund, Institutional 3 Class
	1,066,864	251,180	(70,454)	212,986	1,460,576	—	24,086	—	123,882
Columbia Quality Income Fund, Institutional 3 Class
	70,065,148	2,644,573	(4,642,635)	660,099	68,727,185	—	73,456	1,487,048	3,034,313
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	20,000,287	1,289,202	(1,626,830)	(548,389)	19,114,270	520,336	575,027	186,101	1,281,977
Columbia Select Small Cap Value Fund, Institutional 3 Class
	—	2,304,500	—	(7,363)	2,297,137	—	—	—	122,710
Columbia Short Term Bond Fund, Institutional 3 Class
	25,615,032	881,112	(1,548,550)	(69,369)	24,878,225	—	5,214	474,587	2,482,857
Columbia Short-Term Cash Fund, 0.128%
	63,837,700	52,742,041	(49,192,589)	(5,959)	67,381,193	—	535	250,105	67,387,932
Columbia Small Cap Growth Fund I, Institutional 3 Class
	—	2,304,500	(28,960)	(43,441)	2,232,099	—	(553)	—	78,985
Columbia Small Cap Index Fund, Institutional 3 Class
	5,657,477	70,689	—	(608,429)	5,119,737	67,720	—	2,969	260,679
Columbia Total Return Bond Fund, Institutional 3 Class
	26,522,469	714,529	(2,052,614)	1,147,618	26,332,002	—	57,855	530,974	670,196
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	55,641,306	3,226,873	(4,813,877)	1,793,109	55,847,411	—	367,164	650,093	4,592,715
Total	497,139,533			(2,297,650)	482,095,974	712,829	3,434,742	6,333,633

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.4%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	117,214	3,394,527
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	6,297,268	57,116,217
Total Alternative Strategies Funds (Cost $64,909,713)		60,510,744

Common Stocks 0.7%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Hellenic Telecommunications Organization SA	2,437	32,319
Nippon Telegraph & Telephone Corp.	5,900	124,112
Ooredoo QPSC	4,016	7,288
Telekom Malaysia Bhd	63,700	64,210
United Internet AG	892	31,281
Total		259,210
Entertainment 0.0%
NetEase, Inc., ADR	760	65,960
Interactive Media & Services 0.0%
Kakao Corp.	95	27,701
Tencent Holdings Ltd.	1,300	99,328
Total		127,029
Media 0.0%
Publicis Groupe SA	711	24,702
WPP PLC	6,751	53,922
Total		78,624
Wireless Telecommunication Services 0.0%
America Movil SAB de CV	144,787	87,985
NTT DoCoMo, Inc.	1,900	70,747
Total		158,732
Total Communication Services		689,555
Consumer Discretionary 0.1%
Auto Components 0.0%
Hyundai Mobis Co., Ltd.	52	10,419
Magna International, Inc.	3,272	167,075
Total		177,494
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 0.0%
BAIC Motor Corp., Ltd., Class H	175,000	64,720
Bajaj Auto Ltd.	255	9,934
Total		74,654
Diversified Consumer Services 0.0%
China Yuhua Education Corp., Ltd.	34,000	26,895
Hotels, Restaurants & Leisure 0.0%
Sodexo SA	174	11,177
Household Durables 0.1%
Berkeley Group Holdings PLC	838	44,061
Sekisui House Ltd.	6,800	112,970
Sony Corp.	2,600	216,753
Total		373,784
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	493	150,212
Vipshop Holdings Ltd., ADR(b)	4,102	87,783
Total		237,995
Multiline Retail 0.0%
Canadian Tire Corp., Ltd., Class A	1,100	122,839
Don Quijote Holdings Co., Ltd.	2,200	46,680
Wesfarmers Ltd.	1,239	40,106
Total		209,625
Specialty Retail 0.0%
JUMBO SA	832	11,662
Kingfisher PLC(b)	14,476	53,836
Yamada Holdings Co., Ltd.	10,000	48,758
Total		114,256
Textiles, Apparel & Luxury Goods 0.0%
Pandora A/S	1,681	133,353
Total Consumer Discretionary		1,359,233
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.1%
Food & Staples Retailing 0.1%
Coles Group Ltd.	5,000	62,462
Koninklijke Ahold Delhaize NV	5,920	162,301
Lawson, Inc.	1,100	50,540
Loblaw Companies Ltd.	100	4,978
Welcia Holdings Co., Ltd.	2,200	86,155
Total		366,436
Food Products 0.0%
Grupo Bimbo SAB de CV, Series A	19,717	38,111
JBS SA	10,800	36,440
Nestlé SA, Registered Shares	110	12,373
PT Indofood Sukses Makmur Tbk	28,400	13,453
Tingyi Cayman Islands Holding Corp.	40,000	73,197
Uni-President Enterprises Corp.	23,000	49,302
Total		222,876
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV	9,785	14,614
Tobacco 0.0%
British American Tobacco PLC	4,083	129,412
Swedish Match AB	2,053	154,350
Total		283,762
Total Consumer Staples		887,688
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Canadian Natural Resources Ltd.	5,700	90,700
ENEOS Holdings, Inc.	11,200	37,792
Equinor ASA	4,593	58,605
Lukoil PJSC	438	22,391
Lundin Energy AB	2,981	56,987
Oil & Natural Gas Corp., Ltd.	9,636	8,437
OMV AG	1,191	27,532
Total SE	1,081	32,751
Total		335,195
Total Energy		335,195
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.1%
Banks 0.0%
BNP Paribas SA(b)	3,296	114,947
China Minsheng Banking Corp. Ltd., Class H	64,500	35,300
KB Financial Group, Inc.	297	10,624
Masraf Al Rayan QSC	37,868	44,629
Mediobanca Banca di Credito Finanziario SpA	3,691	26,205
National Bank of Canada	2,600	124,780
Postal Savings Bank of China Co., Ltd.	125,000	61,346
Qatar International Islamic Bank QSC	9,040	20,533
RHB Bank Bhd	27,700	28,192
Royal Bank of Canada	1,700	118,871
Sumitomo Mitsui Trust Holdings, Inc.	400	10,755
Total		596,182
Capital Markets 0.0%
CI Financial Corp.	1,000	11,657
IGM Financial, Inc.	4,600	100,991
Singapore Exchange	9,900	62,789
Standard Life Aberdeen PLC	2,999	8,738
Total		184,175
Diversified Financial Services 0.0%
REC Ltd.	10,311	14,302
Wendel SA	108	9,347
Yuanta Financial Holding Co. Ltd.	206,240	128,225
Total		151,874
Insurance 0.1%
Ageas SA/NV	1,617	65,115
Allianz SE, Registered Shares	903	159,068
Assicurazioni Generali SpA	2,533	33,978
AXA SA	1,238	19,881
CNP Assurances(b)	3,220	36,317
Direct Line Insurance Group PLC	36,534	124,852
iA Financial Corp., Inc.	400	13,937
Japan Post Insurance Co., Ltd.	3,300	52,309
Swiss Life Holding AG, Registered Shares	341	114,708
Total		620,165
Total Financials		1,552,396

16	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.1%
Biotechnology 0.0%
BeiGene Ltd., ADR(b)	175	51,891
CSL Ltd.	153	30,976
Total		82,867
Health Care Equipment & Supplies 0.0%
Supermax Corp. Bhd(b)	25,500	58,205
Health Care Providers & Services 0.0%
Fresenius Medical Care AG & Co. KGaA	1,111	84,838
Pharmaceuticals 0.1%
Astellas Pharma, Inc.	5,600	76,793
Chugai Pharmaceutical Co., Ltd.	900	34,740
GlaxoSmithKline PLC	8,683	144,993
Novartis AG, Registered Shares	2,486	193,716
Novo Nordisk A/S, Class B	677	43,169
Roche Holding AG, Genusschein Shares	710	228,145
Sanofi	155	13,995
Total		735,551
Total Health Care		961,461
Industrials 0.1%
Building Products 0.0%
Cie de Saint-Gobain(b)	2,080	81,023
Commercial Services & Supplies 0.0%
Dai Nippon Printing Co., Ltd.	1,100	20,492
Construction & Engineering 0.0%
Bouygues SA	1,556	51,027
Obayashi Corp.	13,000	108,788
Samsung Engineering Co., Ltd.(b)	9,372	97,997
Total		257,812
Machinery 0.1%
Andritz AG	511	17,234
GEA Group AG	3,818	127,154
KONE OYJ, Class B	780	62,098
Sinotruk Hong Kong Ltd.	28,500	72,899
Weichai Power Co., Ltd., Class H	37,000	70,163
Total		349,548
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.0%
Adecco Group AG, Registered Shares	1,071	52,515
Randstad NV(b)	1,677	83,677
Wolters Kluwer NV	577	46,718
Total		182,910
Road & Rail 0.0%
Aurizon Holdings Ltd.	23,900	63,375
Trading Companies & Distributors 0.0%
ITOCHU Corp.	2,900	69,654
Marubeni Corp.	13,500	70,486
Total		140,140
Total Industrials		1,095,300
Information Technology 0.1%
IT Services 0.0%
Capgemini SE	148	17,089
Fujitsu Ltd.	600	70,989
Otsuka Corp.	600	27,571
Wipro Ltd.	13,481	61,824
Total		177,473
Semiconductors & Semiconductor Equipment 0.1%
Novatek Microelectronics	14,000	130,832
Realtek Semiconductor Corp.	6,000	74,745
Tokyo Electron Ltd.	600	161,046
United Microelectronics Corp.	156,000	167,661
Total		534,284
Software 0.0%
Check Point Software Technologies Ltd.(b)	482	54,736
Trend Micro, Inc.	2,200	123,233
Total		177,969
Technology Hardware, Storage & Peripherals 0.0%
Logitech International SA	602	50,644
Samsung Electronics Co., Ltd.	4,789	240,722
Total		291,366
Total Information Technology		1,181,092

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.1%
Chemicals 0.0%
Mexichem SAB de CV	33,953	60,330
Nitto Denko Corp.	300	21,076
Solvay SA	219	17,794
Total		99,200
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	11,000	68,810
China National Building Material Co., Ltd., Class H	60,000	69,064
Total		137,874
Metals & Mining 0.1%
BHP Group Ltd.	6,618	158,644
Fortescue Metals Group Ltd.	6,655	81,414
MMC Norilsk Nickel PJSC	89	21,183
Rio Tinto PLC	3,186	180,205
Vedanta Ltd.	40,514	52,406
Total		493,852
Total Materials		730,926
Real Estate 0.0%
Real Estate Management & Development 0.0%
Agile Group Holdings Ltd.	12,000	16,466
Aldar Properties PJSC	10,465	7,728
China Aoyuan Group Ltd.	17,000	15,987
China Overseas Land & Investment Ltd.	31,000	77,865
Daito Trust Construction Co., Ltd.	100	9,096
Logan Group Co., Ltd.	28,000	43,932
Yuexiu Property Co., Ltd.	198,000	38,442
Total		209,516
Total Real Estate		209,516
Utilities 0.0%
Electric Utilities 0.0%
Endesa SA	4,939	132,509
Gas Utilities 0.0%
Naturgy Energy Group SA	3,909	72,622
Independent Power and Renewable Electricity Producers 0.0%
Colbun SA	315,957	47,682
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.0%
AGL Energy Ltd.	2,383	20,886
Total Utilities		273,699
Total Common Stocks (Cost $8,722,052)		9,276,061

Equity Funds 42.7%
	Shares	Value ($)
International 10.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,067,480	33,720,604
Columbia Overseas Core Fund, Institutional 3 Class(a)	7,261,481	65,135,488
Columbia Overseas Value Fund, Institutional 3 Class(a)	2,054,654	15,882,471
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	3,134,148	36,951,607
Total		151,690,170
U.S. Large Cap 28.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,403,171	68,514,396
Columbia Disciplined Core Fund, Institutional 3 Class(a)	5,922,691	70,480,020
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	5,452,221	57,575,454
Columbia Disciplined Value Fund, Institutional 3 Class(a)	9,181,147	74,734,535
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	417,608	22,646,882
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,785,525	71,352,182
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,127,652	18,504,770
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	575,142	14,056,484
Total		397,864,723

18	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2020 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	690,362	12,923,578
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	415,631	11,745,717
Columbia Small Cap Index Fund, Institutional 3 Class(a)	978,826	19,224,150
Total		43,893,445
Total Equity Funds (Cost $530,261,442)		593,448,338

Fixed Income Funds 45.4%

Emerging Markets 1.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,052,675	22,784,686
High Yield 7.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	617,782	7,104,497
Columbia Income Opportunities Fund, Institutional 3 Class(a)	9,852,894	94,095,139
Total		101,199,636
Investment Grade 36.5%
Columbia Corporate Income Fund, Institutional 3 Class(a)	6,166,331	69,556,216
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	3,169,267	32,801,913
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	2,275,012	23,341,624
Columbia Quality Income Fund, Institutional 3 Class(a)	2,856,202	64,692,973
Columbia Short Term Bond Fund, Institutional 3 Class(a)	6,384,485	63,972,535
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Total Return Bond Fund, Institutional 3 Class(a)	4,720,099	185,452,696
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,560,836	67,619,769
Total		507,437,726
Total Fixed Income Funds (Cost $610,657,494)		631,422,048

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Cia Paranaense de Energia	2,600	27,867
Total Utilities		27,867
Total Preferred Stocks (Cost $31,230)		27,867

Money Market Funds 5.7%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 0.011%(a),(c)	12,284,540	12,284,540
Columbia Short-Term Cash Fund, 0.128%(a),(c)	66,979,863	66,973,165
Total Money Market Funds (Cost $79,264,280)		79,257,705
Total Investments in Securities (Cost: $1,293,846,211)		1,373,942,763
Other Assets & Liabilities, Net		15,860,363
Net Assets		1,389,803,126

At October 31, 2020, securities and/or cash totaling $17,804,291 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
122,000 AUD	86,253 USD	Morgan Stanley	11/19/2020	492	—
267,000 BRL	46,446 USD	Morgan Stanley	11/19/2020	—	(49)
155,000 CAD	115,838 USD	Morgan Stanley	11/19/2020	—	(509)
22,620,000 CLP	28,905 USD	Morgan Stanley	11/19/2020	—	(343)
23,000 GBP	29,863 USD	Morgan Stanley	11/19/2020	63	—
38,000 GBP	49,099 USD	Morgan Stanley	11/19/2020	—	(135)
4,284,000 INR	57,615 USD	Morgan Stanley	11/19/2020	71	—
4,134,000 JPY	39,024 USD	Morgan Stanley	11/19/2020	—	(470)
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
39,342,000 KRW	33,592 USD	Morgan Stanley	11/19/2020	—	(1,039)
1,923,000 MXN	85,246 USD	Morgan Stanley	11/19/2020	—	(5,249)
201,000 MYR	47,973 USD	Morgan Stanley	11/19/2020	—	(310)
272,000 NOK	28,616 USD	Morgan Stanley	11/19/2020	127	—
2,983,000 RUB	37,746 USD	Morgan Stanley	11/19/2020	264	—
1,523,000 THB	48,677 USD	Morgan Stanley	11/19/2020	—	(182)
4,734,000 TWD	164,487 USD	Morgan Stanley	11/19/2020	—	(1,791)
86,094 USD	122,000 AUD	Morgan Stanley	11/19/2020	—	(333)
47,703 USD	267,000 BRL	Morgan Stanley	11/19/2020	—	(1,208)
116,412 USD	155,000 CAD	Morgan Stanley	11/19/2020	—	(65)
29,241 USD	22,620,000 CLP	Morgan Stanley	11/19/2020	8	—
77,561 USD	61,000 GBP	Morgan Stanley	11/19/2020	1,472	—
57,748 USD	4,284,000 INR	Morgan Stanley	11/19/2020	—	(204)
39,660 USD	4,134,000 JPY	Morgan Stanley	11/19/2020	—	(166)
34,665 USD	39,342,000 KRW	Morgan Stanley	11/19/2020	—	(34)
90,512 USD	1,923,000 MXN	Morgan Stanley	11/19/2020	—	(18)
48,152 USD	201,000 MYR	Morgan Stanley	11/19/2020	131	—
29,045 USD	272,000 NOK	Morgan Stanley	11/19/2020	—	(555)
38,503 USD	2,983,000 RUB	Morgan Stanley	11/19/2020	—	(1,022)
48,142 USD	1,523,000 THB	Morgan Stanley	11/19/2020	717	—
166,389 USD	4,734,000 TWD	Morgan Stanley	11/19/2020	—	(111)
67,749 USD	1,151,000 ZAR	Morgan Stanley	11/19/2020	2,847	—
1,151,000 ZAR	70,062 USD	Morgan Stanley	11/19/2020	—	(533)
Total				6,192	(14,326)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	72	11/2020	EUR	3,304,800	—	(291,705)
EURO STOXX 50 Index	316	12/2020	EUR	9,350,440	—	(1,232,033)
FTSE 100 Index	58	12/2020	GBP	3,226,830	—	(323,118)
FTSE/MIB Index	72	12/2020	EUR	6,444,360	—	(763,534)
MSCI EAFE Index	131	12/2020	USD	11,684,545	—	(677,972)
S&P 500 Index E-mini	576	12/2020	USD	94,023,360	—	(1,889,268)
U.S. Treasury 10-Year Note	279	12/2020	USD	38,563,031	—	(344,990)
U.S. Ultra Treasury Bond	112	12/2020	USD	24,080,000	—	(861,401)
Total					—	(6,384,021)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(458)	12/2020	USD	(25,233,510)	—	(479,839)
Russell 2000 Index E-mini	(112)	12/2020	USD	(8,606,080)	563,732	—
TOPIX Index	(48)	12/2020	JPY	(755,040,000)	55,639	—
Total					619,371	(479,839)

20	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2020 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	2.190	USD	22,965,000	158,546	—	—	158,546	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.661	USD	19,533,000	(113,585)	—	—	—	(113,585)
Total								44,961	—	—	158,546	(113,585)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	12,915,862	132,229	(16,934,020)	3,885,929	—	—	(5,356,653)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	66,150,725	982,200	(890,006)	2,271,477	68,514,396	—	398,910	—	2,403,171
Columbia Contrarian Europe Fund, Institutional 3 Class
	42,010,847	489,316	(37,974,475)	(4,525,688)	—	—	61,966	113,151	—
Columbia Corporate Income Fund, Institutional 3 Class
	62,177,484	28,075,544	(20,527,496)	(169,316)	69,556,216	—	2,077,947	1,388,951	6,166,331
Columbia Disciplined Core Fund, Institutional 3 Class
	62,311,255	12,926,801	(3,133,683)	(1,624,353)	70,480,020	—	3,035,040	—	5,922,691
Columbia Disciplined Growth Fund, Institutional 3 Class
	60,295,947	137,524	(8,631,675)	5,773,658	57,575,454	—	254,366	—	5,452,221
Columbia Disciplined Value Fund, Institutional 3 Class
	85,907,321	758,377	(2,739,800)	(9,191,363)	74,734,535	—	(152,654)	—	9,181,147
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	23,805,356	652,545	(866,742)	(806,473)	22,784,686	—	(26,378)	571,493	2,052,675
Columbia Emerging Markets Fund, Institutional 3 Class
	35,685,319	116,311	(4,545,555)	2,464,529	33,720,604	—	2,655,780	—	2,067,480
Columbia Government Money Market Fund, Institutional 3 Class, 0.011%
	12,497,298	398,862	(611,620)	—	12,284,540	—	—	23,780	12,284,540
Columbia High Yield Bond Fund, Institutional 3 Class
	7,049,713	324,045	(51,720)	(217,541)	7,104,497	—	(1,752)	269,954	617,782
Columbia Income Opportunities Fund, Institutional 3 Class
	97,314,815	3,433,113	(1,978,667)	(4,674,122)	94,095,139	—	(114,034)	3,101,154	9,852,894
Columbia Inflation Protected Securities Fund
	14,796,451	120,908	(14,914,517)	(2,842)	—	—	(84,359)	106,252	—
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Large Cap Growth Fund, Institutional 3 Class
	21,793,693	115,570	(1,154,702)	1,892,321	22,646,882	—	1,369,195	—	417,608
Columbia Limited Duration Credit Fund, Institutional 3 Class
	33,780,404	705,222	(2,253,342)	569,629	32,801,913	—	(14,043)	463,080	3,169,267
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	24,076,313	811,863	(1,785,826)	239,274	23,341,624	—	(19,690)	700,513	2,275,012
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	3,450,790	—	—	(56,263)	3,394,527	—	—	—	117,214
Columbia Multi-Asset Income Fund, Institutional 3 Class
	41,982,257	17,694,094	—	(2,560,134)	57,116,217	—	—	2,171,382	6,297,268
Columbia Overseas Core Fund, Institutional 3 Class
	32,647,070	37,957,628	(4,181,616)	(1,287,594)	65,135,488	261,806	(141,105)	—	7,261,481
Columbia Overseas Value Fund, Institutional 3 Class
	18,540,820	597,795	(19,935)	(3,236,209)	15,882,471	90,542	352	—	2,054,654
Columbia Pacific/Asia Fund, Institutional 3 Class
	35,831,036	182,581	(3,552,346)	4,490,336	36,951,607	—	1,319,214	—	3,134,148
Columbia Quality Income Fund, Institutional 3 Class
	64,458,721	9,878,922	(10,196,608)	551,938	64,692,973	—	90,565	1,385,814	2,856,202
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	60,083,348	15,630,253	(4,368,567)	7,148	71,352,182	1,874,354	1,298,223	670,372	4,785,525
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	34,267,279	1,524,109	(24,334,610)	7,047,992	18,504,770	1,395,044	(5,838,267)	—	1,127,652
Columbia Select Large Cap Value Fund, Institutional 3 Class
	29,775,830	152,935	(8,234,548)	(7,637,733)	14,056,484	—	4,123,795	—	575,142
Columbia Select Small Cap Value Fund, Institutional 3 Class
	—	12,965,000	—	(41,422)	12,923,578	—	—	—	690,362
Columbia Short Term Bond Fund, Institutional 3 Class
	62,877,039	1,197,416	—	(101,920)	63,972,535	—	—	1,197,416	6,384,485
Columbia Short-Term Cash Fund, 0.128%
	121,408,505	198,163,981	(252,583,078)	(16,243)	66,973,165	—	18,614	419,019	66,979,863
Columbia Small Cap Growth Fund I, Institutional 3 Class
	—	23,577,800	(11,931,488)	99,405	11,745,717	—	1,139,944	—	415,631
Columbia Small Cap Index Fund, Institutional 3 Class
	21,243,313	265,430	—	(2,284,593)	19,224,150	254,283	—	11,147	978,826
Columbia Total Return Bond Fund, Institutional 3 Class
	188,238,886	4,302,668	(15,290,798)	8,201,940	185,452,696	—	(9,444)	3,704,521	4,720,099
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	71,318,406	1,604,421	(7,427,430)	2,124,372	67,619,769	—	684,088	809,746	5,560,836
Total	1,448,692,103			1,186,139	1,364,638,835	3,876,029	6,769,620	17,107,745

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
22	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
RUB	Russian Ruble
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020	23

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.2%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	117,214	3,394,527
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	6,153,462	55,811,900
Total Alternative Strategies Funds (Cost $64,839,795)		59,206,427

Common Stocks 0.3%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Hellenic Telecommunications Organization SA	1,699	22,532
Nippon Telegraph & Telephone Corp.	4,100	86,247
Ooredoo QPSC	2,800	5,081
Telekom Malaysia Bhd	44,300	44,655
United Internet AG	622	21,813
Total		180,328
Entertainment 0.0%
NetEase, Inc., ADR	530	45,999
Interactive Media & Services 0.0%
Kakao Corp.	66	19,245
Tencent Holdings Ltd.	900	68,765
Total		88,010
Media 0.0%
Publicis Groupe SA	496	17,232
WPP PLC	4,708	37,604
Total		54,836
Wireless Telecommunication Services 0.0%
America Movil SAB de CV	100,941	61,341
NTT DoCoMo, Inc.	1,300	48,405
Total		109,746
Total Communication Services		478,919
Consumer Discretionary 0.1%
Auto Components 0.0%
Hyundai Mobis Co., Ltd.	36	7,213
Magna International, Inc.	2,278	116,319
Total		123,532
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 0.0%
BAIC Motor Corp., Ltd., Class H	122,000	45,120
Bajaj Auto Ltd.	178	6,934
Total		52,054
Diversified Consumer Services 0.0%
China Yuhua Education Corp., Ltd.	24,000	18,985
Hotels, Restaurants & Leisure 0.0%
Sodexo SA	121	7,773
Household Durables 0.1%
Berkeley Group Holdings PLC	584	30,706
Sekisui House Ltd.	4,700	78,082
Sony Corp.	1,800	150,060
Total		258,848
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	344	104,813
Vipshop Holdings Ltd., ADR(b)	2,861	61,226
Total		166,039
Multiline Retail 0.0%
Canadian Tire Corp., Ltd., Class A	800	89,337
Don Quijote Holdings Co., Ltd.	1,500	31,828
Wesfarmers Ltd.	864	27,967
Total		149,132
Specialty Retail 0.0%
JUMBO SA	580	8,129
Kingfisher PLC(b)	10,092	37,532
Yamada Holdings Co., Ltd.	7,000	34,131
Total		79,792
Textiles, Apparel & Luxury Goods 0.0%
Pandora A/S	1,172	92,974
Total Consumer Discretionary		949,129
24	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Food & Staples Retailing 0.0%
Coles Group Ltd.	3,486	43,548
Koninklijke Ahold Delhaize NV	4,129	113,200
Lawson, Inc.	800	36,756
Loblaw Companies Ltd.	100	4,978
Welcia Holdings Co., Ltd.	1,600	62,658
Total		261,140
Food Products 0.0%
Grupo Bimbo SAB de CV, Series A	13,746	26,570
JBS SA	7,500	25,305
Nestlé SA, Registered Shares	77	8,661
PT Indofood Sukses Makmur Tbk	19,800	9,379
Tingyi Cayman Islands Holding Corp.	28,000	51,238
Uni-President Enterprises Corp.	16,000	34,297
Total		155,450
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV	6,822	10,189
Tobacco 0.0%
British American Tobacco PLC	2,847	90,237
Swedish Match AB	1,431	107,586
Total		197,823
Total Consumer Staples		624,602
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Canadian Natural Resources Ltd.	4,000	63,649
ENEOS Holdings, Inc.	7,800	26,320
Equinor ASA	3,193	40,742
Lukoil PJSC	305	15,592
Lundin Energy AB	2,078	39,725
Oil & Natural Gas Corp., Ltd.	6,722	5,885
OMV AG	828	19,140
Total SE	754	22,844
Total		233,897
Total Energy		233,897
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.1%
Banks 0.0%
BNP Paribas SA(b)	2,298	80,142
China Minsheng Banking Corp. Ltd., Class H	45,000	24,628
KB Financial Group, Inc.	207	7,404
Masraf Al Rayan QSC	26,400	31,114
Mediobanca Banca di Credito Finanziario SpA	2,566	18,218
National Bank of Canada	1,800	86,386
Postal Savings Bank of China Co., Ltd.	87,000	42,697
Qatar International Islamic Bank QSC	6,300	14,309
RHB Bank Bhd	19,300	19,643
Royal Bank of Canada	1,200	83,909
Sumitomo Mitsui Trust Holdings, Inc.	300	8,066
Total		416,516
Capital Markets 0.0%
CI Financial Corp.	700	8,160
IGM Financial, Inc.	3,200	70,254
Singapore Exchange	6,900	43,762
Standard Life Aberdeen PLC	2,091	6,093
Total		128,269
Diversified Financial Services 0.0%
REC Ltd.	7,191	9,974
Wendel SA	75	6,491
Yuanta Financial Holding Co. Ltd.	143,960	89,504
Total		105,969
Insurance 0.1%
Ageas SA/NV	1,127	45,383
Allianz SE, Registered Shares	630	110,977
Assicurazioni Generali SpA	1,766	23,690
AXA SA	863	13,859
CNP Assurances(b)	2,246	25,332
Direct Line Insurance Group PLC	25,470	87,041
iA Financial Corp., Inc.	300	10,453
Japan Post Insurance Co., Ltd.	2,300	36,458
Swiss Life Holding AG, Registered Shares	238	80,060
Total		433,253
Total Financials		1,084,007

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
BeiGene Ltd., ADR(b)	122	36,175
CSL Ltd.	107	21,663
Total		57,838
Health Care Equipment & Supplies 0.0%
Supermax Corp. Bhd(b)	17,800	40,629
Health Care Providers & Services 0.0%
Fresenius Medical Care AG & Co. KGaA	775	59,181
Pharmaceuticals 0.0%
Astellas Pharma, Inc.	3,900	53,480
Chugai Pharmaceutical Co., Ltd.	600	23,160
GlaxoSmithKline PLC	6,050	101,026
Novartis AG, Registered Shares	1,733	135,040
Novo Nordisk A/S, Class B	471	30,034
Roche Holding AG, Genusschein Shares	495	159,059
Sanofi	108	9,752
Total		511,551
Total Health Care		669,199
Industrials 0.0%
Building Products 0.0%
Cie de Saint-Gobain(b)	1,450	56,483
Commercial Services & Supplies 0.0%
Dai Nippon Printing Co., Ltd.	800	14,904
Construction & Engineering 0.0%
Bouygues SA	1,085	35,581
Obayashi Corp.	9,100	76,152
Samsung Engineering Co., Ltd.(b)	6,534	68,322
Total		180,055
Machinery 0.0%
Andritz AG	355	11,973
GEA Group AG	2,663	88,688
KONE OYJ, Class B	542	43,150
Sinotruk Hong Kong Ltd.	20,000	51,157
Weichai Power Co., Ltd., Class H	26,000	49,303
Total		244,271
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.0%
Adecco Group AG, Registered Shares	747	36,628
Randstad NV(b)	1,170	58,379
Wolters Kluwer NV	402	32,549
Total		127,556
Road & Rail 0.0%
Aurizon Holdings Ltd.	16,662	44,182
Trading Companies & Distributors 0.0%
ITOCHU Corp.	2,000	48,037
Marubeni Corp.	9,400	49,079
Total		97,116
Total Industrials		764,567
Information Technology 0.1%
IT Services 0.0%
Capgemini SE	103	11,893
Fujitsu Ltd.	400	47,326
Otsuka Corp.	400	18,381
Wipro Ltd.	9,400	43,108
Total		120,708
Semiconductors & Semiconductor Equipment 0.1%
Novatek Microelectronics	10,000	93,451
Realtek Semiconductor Corp.	4,000	49,830
Tokyo Electron Ltd.	400	107,364
United Microelectronics Corp.	109,000	117,148
Total		367,793
Software 0.0%
Check Point Software Technologies Ltd.(b)	336	38,156
Trend Micro, Inc.	1,500	84,023
Total		122,179
Technology Hardware, Storage & Peripherals 0.0%
Logitech International SA	420	35,333
Samsung Electronics Co., Ltd.	3,339	167,837
Total		203,170
Total Information Technology		813,850

26	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.0%
Chemicals 0.0%
Mexichem SAB de CV	23,671	42,060
Nitto Denko Corp.	200	14,051
Solvay SA	153	12,432
Total		68,543
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	7,500	46,916
China National Building Material Co., Ltd., Class H	42,000	48,345
Total		95,261
Metals & Mining 0.0%
BHP Group Ltd.	4,614	110,605
Fortescue Metals Group Ltd.	4,627	56,604
MMC Norilsk Nickel PJSC	62	14,756
Rio Tinto PLC	2,215	125,284
Vedanta Ltd.	28,261	36,557
Total		343,806
Total Materials		507,610
Real Estate 0.0%
Real Estate Management & Development 0.0%
Agile Group Holdings Ltd.	8,000	10,977
Aldar Properties PJSC	7,300	5,390
China Aoyuan Group Ltd.	12,000	11,285
China Overseas Land & Investment Ltd.	21,500	54,003
Daito Trust Construction Co., Ltd.	100	9,097
Logan Group Co., Ltd.	20,000	31,380
Yuexiu Property Co., Ltd.	138,000	26,793
Total		148,925
Total Real Estate		148,925
Utilities 0.0%
Electric Utilities 0.0%
Endesa SA	3,441	92,319
Gas Utilities 0.0%
Naturgy Energy Group SA	2,725	50,625
Independent Power and Renewable Electricity Producers 0.0%
Colbun SA	220,332	33,251
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.0%
AGL Energy Ltd.	1,662	14,567
Total Utilities		190,762
Total Common Stocks (Cost $6,152,552)		6,465,467

Equity Funds 52.2%
	Shares	Value ($)
International 13.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,682,994	76,379,624
Columbia Overseas Core Fund, Institutional 3 Class(a)	11,301,902	101,378,061
Columbia Overseas Value Fund, Institutional 3 Class(a)	2,678,016	20,701,063
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	5,164,333	60,887,489
Total		259,346,237
U.S. Large Cap 35.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	4,130,474	117,759,813
Columbia Disciplined Core Fund, Institutional 3 Class(a)	9,915,513	117,994,607
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	7,064,342	74,599,458
Columbia Disciplined Value Fund, Institutional 3 Class(a)	15,544,869	126,535,235
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,045,399	56,691,971
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	7,750,471	115,559,524
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,013,915	33,048,342
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	1,090,205	26,644,610
Total		668,833,560

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2020 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.5%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	974,632	18,245,096
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	638,684	18,049,214
Columbia Small Cap Index Fund, Institutional 3 Class(a)	492,915	9,680,855
Total		45,975,165
Total Equity Funds (Cost $853,057,349)		974,154,962

Fixed Income Funds 24.5%

Emerging Markets 1.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,905,912	21,155,629
High Yield 7.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	4,488,824	51,621,473
Columbia Income Opportunities Fund, Institutional 3 Class(a)	8,875,144	84,757,624
Total		136,379,097
Investment Grade 16.1%
Columbia Corporate Income Fund, Institutional 3 Class(a)	8,334,186	94,009,617
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,819,167	18,664,653
Columbia Quality Income Fund, Institutional 3 Class(a)	4,439,397	100,552,344
Columbia Short Term Bond Fund, Institutional 3 Class(a)	4,428,878	44,377,355
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	3,432,671	41,741,286
Total		299,345,255
Total Fixed Income Funds (Cost $444,261,565)		456,879,981

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Cia Paranaense de Energia	1,800	19,293
Total Utilities		19,293
Total Preferred Stocks (Cost $21,595)		19,293

Money Market Funds 17.9%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 0.011%(a),(c)	15,992,781	15,992,781
Columbia Short-Term Cash Fund, 0.128%(a),(c)	317,597,152	317,565,392
Total Money Market Funds (Cost $333,562,074)		333,558,173
Total Investments in Securities (Cost: $1,701,894,930)		1,830,284,303
Other Assets & Liabilities, Net		36,118,444
Net Assets		1,866,402,747

At October 31, 2020, securities and/or cash totaling $38,890,171 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
85,000 AUD	60,095 USD	Morgan Stanley	11/19/2020	343	—
186,000 BRL	32,356 USD	Morgan Stanley	11/19/2020	—	(34)
108,000 CAD	80,713 USD	Morgan Stanley	11/19/2020	—	(354)
15,781,000 CLP	20,166 USD	Morgan Stanley	11/19/2020	—	(239)
16,000 GBP	20,774 USD	Morgan Stanley	11/19/2020	44	—
26,000 GBP	33,594 USD	Morgan Stanley	11/19/2020	—	(93)
2,989,000 INR	40,199 USD	Morgan Stanley	11/19/2020	50	—
2,885,000 JPY	27,234 USD	Morgan Stanley	11/19/2020	—	(328)
23,527,000 KRW	20,088 USD	Morgan Stanley	11/19/2020	—	(622)
28	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,342,000 MXN	59,490 USD	Morgan Stanley	11/19/2020	—	(3,663)
140,000 MYR	33,414 USD	Morgan Stanley	11/19/2020	—	(216)
190,000 NOK	19,989 USD	Morgan Stanley	11/19/2020	89	—
2,081,000 RUB	26,332 USD	Morgan Stanley	11/19/2020	184	—
1,062,000 THB	33,943 USD	Morgan Stanley	11/19/2020	—	(127)
3,302,000 TWD	114,731 USD	Morgan Stanley	11/19/2020	—	(1,249)
59,983 USD	85,000 AUD	Morgan Stanley	11/19/2020	—	(232)
33,231 USD	186,000 BRL	Morgan Stanley	11/19/2020	—	(841)
81,113 USD	108,000 CAD	Morgan Stanley	11/19/2020	—	(46)
20,400 USD	15,781,000 CLP	Morgan Stanley	11/19/2020	5	—
53,402 USD	42,000 GBP	Morgan Stanley	11/19/2020	1,014	—
40,292 USD	2,989,000 INR	Morgan Stanley	11/19/2020	—	(142)
27,677 USD	2,885,000 JPY	Morgan Stanley	11/19/2020	—	(116)
20,730 USD	23,527,000 KRW	Morgan Stanley	11/19/2020	—	(20)
63,166 USD	1,342,000 MXN	Morgan Stanley	11/19/2020	—	(12)
33,539 USD	140,000 MYR	Morgan Stanley	11/19/2020	91	—
20,288 USD	190,000 NOK	Morgan Stanley	11/19/2020	—	(388)
26,861 USD	2,081,000 RUB	Morgan Stanley	11/19/2020	—	(713)
33,570 USD	1,062,000 THB	Morgan Stanley	11/19/2020	500	—
116,058 USD	3,302,000 TWD	Morgan Stanley	11/19/2020	—	(78)
47,265 USD	803,000 ZAR	Morgan Stanley	11/19/2020	1,986	—
803,000 ZAR	48,879 USD	Morgan Stanley	11/19/2020	—	(372)
Total				4,306	(9,885)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	119	11/2020	EUR	5,462,100	—	(482,122)
EURO STOXX 50 Index	696	12/2020	EUR	20,594,640	—	(2,713,592)
FTSE 100 Index	82	12/2020	GBP	4,562,070	—	(456,823)
FTSE/MIB Index	119	12/2020	EUR	10,651,095	—	(1,261,953)
MSCI EAFE Index	104	12/2020	USD	9,276,280	—	(538,237)
Russell 2000 Index E-mini	352	12/2020	USD	27,047,680	356,009	—
S&P 500 Index E-mini	1,217	12/2020	USD	198,656,995	—	(3,991,736)
U.S. Treasury 10-Year Note	524	12/2020	USD	72,426,625	—	(647,939)
U.S. Ultra Treasury Bond	240	12/2020	USD	51,600,000	—	(2,110,533)
Total					356,009	(12,202,935)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(619)	12/2020	USD	(34,103,805)	—	(648,516)
TOPIX Index	(96)	12/2020	JPY	(1,510,080,000)	111,278	—
Total					111,278	(648,516)

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2020 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	2.190	USD	50,055,000	345,564	—	—	345,564	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.661	USD	43,827,000	(254,852)	—	—	—	(254,852)
Total								90,712	—	—	345,564	(254,852)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	19,135,237	1,119	(24,950,486)	5,814,130	—	—	(8,066,269)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	112,939,960	12,041,058	(10,173,154)	2,951,949	117,759,813	—	3,583,087	—	4,130,474
Columbia Contrarian Europe Fund, Institutional 3 Class
	55,348,931	189,367	(55,900,195)	361,897	—	—	(104,681)	147,673	—
Columbia Corporate Income Fund, Institutional 3 Class
	99,042,754	2,277,929	(9,608,834)	2,297,768	94,009,617	—	346,014	1,934,416	8,334,186
Columbia Disciplined Core Fund, Institutional 3 Class
	112,588,912	13,345,432	(4,775,838)	(3,163,899)	117,994,607	—	4,522,163	—	9,915,513
Columbia Disciplined Growth Fund, Institutional 3 Class
	79,927,252	1,564	(12,297,013)	6,967,655	74,599,458	—	1,024,330	—	7,064,342
Columbia Disciplined Value Fund, Institutional 3 Class
	145,488,159	158,584	(3,651,517)	(15,459,991)	126,535,235	—	(280,544)	—	15,544,869
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	22,839,736	597,721	(1,463,906)	(817,922)	21,155,629	—	101,620	523,190	1,905,912
Columbia Emerging Markets Fund, Institutional 3 Class
	86,134,237	40,447	(14,217,570)	4,422,510	76,379,624	—	8,133,631	—	4,682,994
Columbia Government Money Market Fund, Institutional 3 Class, 0.011%
	17,774,508	151,164	(1,932,891)	—	15,992,781	—	—	33,544	15,992,781
Columbia High Yield Bond Fund, Institutional 3 Class
	54,066,718	2,103,587	(2,963,969)	(1,584,863)	51,621,473	—	(171,084)	2,004,183	4,488,824
Columbia Income Opportunities Fund, Institutional 3 Class
	88,492,532	3,110,651	(2,671,597)	(4,173,962)	84,757,624	—	(219,180)	2,791,206	8,875,144
Columbia Inflation Protected Securities Fund
	9,838,585	67,982	(9,117,492)	(789,075)	—	—	729,487	67,979	—
30	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Large Cap Growth Fund, Institutional 3 Class
	60,130,242	602	(5,745,068)	2,306,195	56,691,971	—	5,980,496	—	1,045,399
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	19,462,712	637,878	(1,616,831)	180,894	18,664,653	—	(7,550)	559,183	1,819,167
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	3,450,790	—	—	(56,263)	3,394,527	—	—	—	117,214
Columbia Multi-Asset Income Fund, Institutional 3 Class
	56,916,993	2,453,041	—	(3,558,134)	55,811,900	—	—	2,453,040	6,153,462
Columbia Overseas Core Fund, Institutional 3 Class
	59,113,609	55,821,357	(4,830,977)	(8,725,928)	101,378,061	508,397	(403,211)	—	11,301,902
Columbia Overseas Value Fund, Institutional 3 Class
	27,235,937	174,484	(2,247,953)	(4,461,405)	20,701,063	119,096	(297,062)	—	2,678,016
Columbia Pacific/Asia Fund, Institutional 3 Class
	63,249,669	20,643	(8,996,919)	6,614,096	60,887,489	—	3,323,124	—	5,164,333
Columbia Quality Income Fund, Institutional 3 Class
	109,370,718	2,616,979	(12,291,271)	855,918	100,552,344	—	146,964	2,201,362	4,439,397
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	99,324,633	27,899,962	(10,916,478)	(748,593)	115,559,524	3,104,792	2,980,460	1,110,444	7,750,471
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	65,493,318	2,666,807	(48,864,473)	13,752,690	33,048,342	2,654,497	(11,547,107)	—	2,013,915
Columbia Select Large Cap Value Fund, Institutional 3 Class
	58,124,594	33,283	(20,883,311)	(10,629,956)	26,644,610	—	3,878,103	—	1,090,205
Columbia Select Small Cap Value Fund, Institutional 3 Class
	4,862,712	14,864,037	(1,246,393)	(235,260)	18,245,096	—	(270,181)	—	974,632
Columbia Short Term Bond Fund, Institutional 3 Class
	47,141,451	1,107,971	(3,720,075)	(151,992)	44,377,355	—	(40,079)	843,878	4,428,878
Columbia Short-Term Cash Fund, 0.128%
	321,600,347	389,690,101	(393,693,679)	(31,377)	317,565,392	—	24,152	1,171,232	317,597,152
Columbia Small Cap Growth Fund I, Institutional 3 Class
	9,776,416	10,526,830	(3,187,581)	933,549	18,049,214	—	1,465,448	—	638,684
Columbia Small Cap Index Fund, Institutional 3 Class
	10,697,660	133,665	—	(1,150,470)	9,680,855	128,051	—	5,613	492,915
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	46,559,629	851,920	(6,828,264)	1,158,001	41,741,286	—	677,147	506,960	3,432,671
Total	1,966,128,951			(7,121,838)	1,823,799,543	6,514,833	15,509,278	16,353,903

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
RUB	Russian Ruble
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
32	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 76.9%
	Shares	Value ($)
International 19.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,685,052	76,413,191
Columbia Overseas Core Fund, Institutional 3 Class(a)	19,072,416	171,079,574
Total		247,492,765
U.S. Large Cap 53.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	4,484,344	127,848,644
Columbia Disciplined Core Fund, Institutional 3 Class(a)	10,695,228	127,273,212
Columbia Disciplined Value Fund, Institutional 3 Class(a)	6,892,411	56,104,224
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,587,688	140,330,319
Columbia Large Cap Value Fund, Institutional 3 Class(a)	5,606,401	70,752,781
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	8,590,574	128,085,468
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	550,886	13,463,648
Total		663,858,296
U.S. Small Cap 3.5%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,179,836	22,086,528
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	776,011	21,930,084
Total		44,016,612
Total Equity Funds (Cost $868,725,007)		955,367,673

Fixed Income Funds 20.4%
	Shares	Value ($)
High Yield 5.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	5,540,951	63,720,934
Investment Grade 15.3%
Columbia Bond Fund, Institutional 3 Class(a)	5,200,960	189,314,951
Total Fixed Income Funds (Cost $250,959,444)		253,035,885

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 0.128%(a),(c)	22,332,001	22,329,768
Total Money Market Funds (Cost $22,330,595)		22,329,768
Total Investments in Securities (Cost: $1,142,015,046)		1,230,733,326
Other Assets & Liabilities, Net		10,733,446
Net Assets		1,241,466,772
At October 31, 2020, securities and/or cash totaling $11,890,717 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	206	12/2020	USD	15,829,040	185,852	—
S&P 500 Index E-mini	283	12/2020	USD	46,195,505	—	(928,234)
Total					185,852	(928,234)

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2020 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(48)	12/2020	USD	(2,644,560)	—	(50,289)
TOPIX Index	(120)	12/2020	JPY	(1,887,600,000)	139,097	—
Total					139,097	(50,289)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	2.190	USD	35,540,000	245,357	—	—	245,357	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.661	USD	12,554,000	(73,006)	—	—	—	(73,006)
Total								172,351	—	—	245,357	(73,006)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	—	190,162,647*	(1,560,746)	713,049	189,314,950	—	16,645	1,432,008	5,200,960
Columbia Commodity Strategy Fund, Institutional 3 Class
	9,109,001	232,244	(12,024,247)	2,683,002	—	—	(3,832,560)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	52,765,841	79,529,209*	(7,101,358)	2,654,952	127,848,644	—	2,382,012	—	4,484,344
Columbia Contrarian Europe Fund, Institutional 3 Class
	20,071,212	46,097,260*	(67,503,733)	1,335,261	—	—	110,009	51,551	—
Columbia Corporate Income Fund, Institutional 3 Class
	27,610,354	396,974	(26,125,130)	(1,882,198)	—	—	2,777,824	323,953	—
Columbia Disciplined Core Fund, Institutional 3 Class
	49,872,512	84,527,611*	(3,700,860)	(3,426,051)	127,273,212	—	4,595,575	—	10,695,228
Columbia Disciplined Growth Fund, Institutional 3 Class
	43,473,391	371,868	(41,282,980)	(2,562,279)	—	—	5,680,515	—	—
Columbia Disciplined Value Fund, Institutional 3 Class
	72,240,247	32,510,558*	(48,711,081)	64,500	56,104,224	—	(7,961,189)	—	6,892,411
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	3,633,379	54,115	(3,595,937)	(91,557)	—	—	(67,363)	45,833	—
Columbia Emerging Markets Fund, Institutional 3 Class
	45,721,727	37,112,295*	(11,110,502)	4,689,671	76,413,191	—	5,541,676	—	4,685,052
34	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Global Energy and Natural Resources Fund, Institutional 3 Class
	—	12,825,781*	(15,751,084)	2,925,303	—	—	(2,935,269)	—	—
Columbia Government Money Market Fund, Institutional 3 Class, 0.011%
	9,442,368	36,290	(9,478,658)	—	—	—	—	17,570	—
Columbia High Yield Bond Fund, Institutional 3 Class
	24,155,491	42,375,787*	(2,801,718)	(8,626)	63,720,934	—	(130,589)	1,557,255	5,540,951
Columbia Income Opportunities Fund, Institutional 3 Class
	15,507,138	281,024	(15,439,274)	(348,888)	—	—	(649,407)	275,916	—
Columbia Large Cap Growth Fund, Institutional 3 Class
	22,423,045	123,056,582*	(6,013,707)	864,399	140,330,319	—	7,070,158	—	2,587,688
Columbia Large Cap Value Fund, Institutional 3 Class
	—	72,235,196*	(4,057,741)	2,575,326	70,752,781	—	400,984	289,359	5,606,401
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	4,259,240	112,465	(4,282,651)	(89,054)	—	—	(36,022)	59,130	—
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	3,450,790	—	(4,665,881)	1,215,091	—	—	(1,304,174)	—	—
Columbia Multi-Asset Income Fund, Institutional 3 Class
	16,410,264	342,016	(16,987,190)	234,910	—	—	(1,325,727)	342,016	—
Columbia Overseas Core Fund, Institutional 3 Class
	23,187,169	161,143,358*	(6,458,355)	(6,792,598)	171,079,574	187,604	387,163	—	19,072,416
Columbia Overseas Value Fund, Institutional 3 Class
	15,353,690	215,417	(15,126,069)	(443,038)	—	73,749	(1,582,302)	—	—
Columbia Pacific/Asia Fund, Institutional 3 Class
	28,058,727	22,835	(25,096,793)	(2,984,769)	—	—	4,484,348	—	—
Columbia Quality Income Fund, Institutional 3 Class
	8,923,924	150,664	(8,854,630)	(219,958)	—	—	248,409	98,867	—
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	52,022,964	83,415,241*	(7,827,830)	475,093	128,085,468	1,515,388	1,769,822	541,986	8,590,574
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	35,080,163	1,603,209	(40,775,772)	4,092,400	—	1,486,265	(4,803,922)	—	—
Columbia Select Large Cap Value Fund, Institutional 3 Class
	26,290,793	309,091	(7,538,062)	(5,598,174)	13,463,648	—	2,547,279	—	550,886
Columbia Select Small Cap Value Fund, Institutional 3 Class
	8,365,011	15,911,491*	(3,167,224)	977,250	22,086,528	—	(92,893)	—	1,179,836
Columbia Short Term Bond Fund, Institutional 3 Class
	—	2,174,497	(2,174,497)	—	—	—	132,271	15,508	—
Columbia Short-Term Cash Fund, 0.128%
	61,462,818	106,414,706	(145,542,018)	(5,738)	22,329,768	—	10,861	194,256	22,332,001
Columbia Small Cap Growth Fund I, Institutional 3 Class
	3,706,551	17,825,965*	(1,586,664)	1,984,233	21,930,085	—	898,933	—	776,011
Columbia Small Cap Index Fund, Institutional 3 Class
	11,611,874	145,088	(13,395,029)	1,638,067	—	138,995	(3,657,313)	6,093	—
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	8,547,050	76,718	(7,989,307)	(634,461)	—	—	1,075,185	60,659	—
Total	702,756,734			4,035,118	1,230,733,326	3,402,001	11,750,939	5,311,960

*	Includes the effect of underlying fund reorganization.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
36	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020

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